Reinsurance (Tables)	12 Months Ended
Dec. 31, 2018
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Effects of Reinsurance

The effects of reinsurance on contract charges, interest credited to policyholder accounts, premiums and on claims, benefits, and losses incurred for the years ended December 31 are as follows:

	2018	2017	2016

Face amount of policies in force	$80,872	$86,587	$95,577

Premiums:
Direct - written	$2,812	$3,145	$2,168
Direct - change in unearned	–	5	1

Direct - earned	2,812	3,150	2,169

Ceded to affiliate - written	(2,812)	(3,145)	(2,172)
Ceded to affiliate - change in unearned	–	(5)	(18)

Ceded to affiliate - earned	(2,812)	(3,150)	(2,190)

Premiums - written, net	–	5	(4)
Premiums - change in unearned, net	–	(5)	(17)

Premiums, net	$–	$–	$(21)

Contract charges:
Direct	$7,535	$3,498	$1,303
Ceded to affiliate	(7,535)	(3,498)	(1,303)

Contract charges, net	$–	$–	$–

Claims, benefits and losses incurred:
Direct	$2,507	$2,779	$1,761
Ceded to affiliate	(2,507)	(2,777)	(1,762)

Claims, benefits and losses, net	$–	$2	$(1)

Interest credited to policyholder account balances:
Direct	$41,175	$30,469	$20,519
Ceded to affiliate	(41,190)	(30,469)	(20,519)

Interest credited to policyholder account balances, net	$(15)	$–	$–